Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (72)	$ 18
Due from related parties	2	42
Materials and supplies (Note 9)	(3)	1
Prepaid expenses and other assets (Note 9)	(7)	(2)
Other long-term assets (Note 13)	1	(4)
Accounts payable	27	(3)
Accrued liabilities (Note 14)	64	53
Due to related parties	5	(63)
Accrued interest (Note 14)	(4)	6
Long-term accounts payable and other long-term liabilities (Note 15)	8	2
Post-retirement and post-employment benefit liability	40	50
Changes in non-cash balances related to operations, Total	61	100
Capital Expenditure [Abstract]
Capital investment, property, plant and equipment	(2,010)	(1,983)
Capital investments, intangible assets	(122)	(142)
Capital Investments	(2,132)	(2,125)
Reconciling items, property plant and equipment	44	55
Reconciling items, intangible assets	2	(1)
Reconciling items, property plant and equipment, total	46	54
Cash outflow for capital expenditures, property plant and equipment	(1,966)	(1,928)
Cash outflow for capital expenditures, intangible assets	(120)	(143)
Cash outflow for capital expenditures, total	(2,086)	(2,071)
Net interest paid	523	506
Income taxes paid	$ 33	$ 20